DEBT (Tables)	12 Months Ended
Dec. 31, 2016
DEBT
Schedule of debt

	Weighted Average
December 31,	Interest Rate	Maturity	2016	2015
(millions of Canadian dollars)
Enbridge Inc.
United States dollar term notes1	4.1%	2017-2046	5,639	4,221
Medium-term notes	4.2%	2017-2064	4,998	5,698
Fixed-to-floating subordinated term notes2	6.0%	2077	1,007	-
Commercial paper and credit facility draws3			4,672	5,667
Other4			4	7
Enbridge (U.S.) Inc.
Medium-term notes5	5.1%	2020	14	14
Commercial paper and credit facility draws6			126	1,665
Enbridge Energy Partners, L.P.
Senior notes7	6.2%	2018-2045	6,781	7,404
Junior subordinated notes8	8.1%	2067	537	554
Commercial paper and credit facility draws9			2,226	1,988
Enbridge Gas Distribution Inc.
Medium-term notes	4.4%	2017-2050	3,904	3,603
Debentures	9.9%	2024	85	85
Commercial paper and credit facility draws			351	599
Enbridge Income Fund
Medium-term notes	4.2%	2017-2044	2,075	2,405
Commercial paper and credit facility draws			225	-
Enbridge Pipelines (Southern Lights) L.L.C.
Medium-term notes10	4.0%	2040	1,342	1,425
Enbridge Pipelines Inc.
Medium-term notes11	4.5%	2018-2046	4,525	3,725
Debentures	8.2%	2024	200	200
Commercial paper and credit facility draws			1,032	1,346
Other			4	4
Enbridge Southern Lights LP
Medium-term notes	4.0%	2040	323	336
Midcoast Energy Partners, L.P.
Senior notes12	4.1%	2019-2024	537	554
Commercial paper and credit facility draws13			564	678
Other14			(226)	(198)

Total debt			40,945	41,980
Current maturities			(4,100)	(1,990)
Short-term borrowings15			(351)	(599)

Long-term debt			36,494	39,391

1	2016 - US$4,200 million (2015 - US$3,050 million).
2	2016 - US$750 million (2015 - nil).
3	2016 - $3,600 million and US$799 million (2015 - $4,168 million and US$1,084 million).
4	Primarily capital lease obligations.
5	2016 - US$10 million (2015 - US$10 million).
6	2016 - US$94 million (2015 - US$1,203 million).
7	2016 - US$5,050 million (2015 - US$5,350 million).
8	2016 - US$400 million (2015 - US$400 million).
9	2016 - US$1,658 million (2015 - US$1,436 million).
10	2016 - US$1,000 million (2015 - US$1,030 million).
11	Included in medium-term notes is $100 million with a maturity date of 2112.
12	2016 - US$400 million (2015 - US$400 million).
13	2016 - US$420 million (2015 - US$490 million).
14	Primarily debt discount and debt issue costs.
15	Weighted average interest rate - 0.8% (2015 - 0.8%).

Schedule of interest expense

INTEREST EXPENSE

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Debentures and term notes	1,714	1,805	1,425
Commercial paper and credit facility draws	197	172	71
Southern Lights project financing	-	-	49
Capitalized	(321)	(353)	(416)

	1,590	1,624	1,129

INTEREST EXPENSE

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Enbridge Inc.	571	970	598
Enbridge (U.S.) Inc.	43	54	19
Enbridge Energy Partners, L.P.	609	369	458
Enbridge Gas Distribution Inc.	193	175	154
Enbridge Income Fund	119	106	76
Enbridge Pipelines (Southern Lights) L.L.C.	56	45	36
Enbridge Pipelines Inc.	262	210	171
Enbridge Southern Lights LP	14	14	14
Midcoast Energy Partners, L.P.	44	34	19
Capitalized	(321)	(353)	(416)

	1,590	1,624	1,129

Schedule of committed credit facilities

		2016			2015
		Total			Total
December 31,	Maturity	Facilities	Draws1	Available	Facilities
(millions of Canadian dollars)
Enbridge Inc.	2017-2020	8,183	4,700	3,483	6,988
Enbridge (U.S.) Inc.	2018-2019	3,934	126	3,808	4,470
Enbridge Energy Partners, L.P.	2018-2020	3,525	2,293	1,232	3,598
Enbridge Gas Distribution Inc.	2018-2019	1,017	360	657	1,010
Enbridge Income Fund	2019	1,500	236	1,264	1,500
Enbridge Pipelines (Southern Lights) L.L.C.	2018	27	-	27	28
Enbridge Pipelines Inc.	2018	3,000	1,032	1,968	3,000
Enbridge Southern Lights LP	2018	5	-	5	5
Midcoast Energy Partners, L.P.	2018	900	564	336	1,121

Total committed credit facilities		22,091	9,311	12,780	21,720

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.